Other current assets and other current liabilities - Other current assets (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
Other current assets and other current liabilities
Reserves at CBR	₽ 736	₽ 611
Total other financial assets	736	611
Prepaid expenses	259	230
Other	207	76
Total other current assets	₽ 1,202	₽ 917